Shareholder Report, Line Graph (Details) - USD ($)									5 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended					17 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended		30 Months Ended	32 Months Ended	33 Months Ended			35 Months Ended	36 Months Ended		42 Months Ended	44 Months Ended	45 Months Ended			47 Months Ended	48 Months Ended		56 Months Ended	57 Months Ended	60 Months Ended		68 Months Ended	69 Months Ended	72 Months Ended		80 Months Ended	81 Months Ended	84 Months Ended		92 Months Ended	93 Months Ended	96 Months Ended		104 Months Ended	105 Months Ended	108 Months Ended		116 Months Ended	120 Months Ended
	May 15, 2024	Apr. 12, 2022	Dec. 29, 2021	Dec. 21, 2021	Oct. 26, 2021	Sep. 29, 2016	Jan. 28, 2016	Sep. 30, 2015	Sep. 30, 2024	Oct. 31, 2022	Sep. 30, 2016	Sep. 30, 2022	Jun. 30, 2016	Oct. 31, 2022	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2016	Sep. 29, 2016	Sep. 30, 2025	Oct. 31, 2023	Sep. 30, 2017	Sep. 30, 2023	Jun. 30, 2017	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2024	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2018	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000224745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)
Accumulated Value								$ 10,000												$ 11,642.11187									$ 13,957.42075								$ 13,752.5864								$ 13,564.4052				$ 14,141.6496				$ 16,745.78696				$ 13,173.76279				$ 14,441.82551				$ 17,601.3579		$ 21,026.29095
C000224744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)
Accumulated Value								100,000										$ 116,642.2796											140,217.2948								138,489.4455								136,814.5856				143,055.297				169,810.0528				133,958.6932				147,212.274				179,802.5265		215,243.8926
C000224746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)
Accumulated Value								10,000												11,653.85972									13,994.91028								13,813.14642								13,631.82775				14,227.31125				16,878.76596				13,304.15127				14,611.89195				17,819.20875		21,321.2129
C000224748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)
Accumulated Value							$ 10,000.0044				$ 12,804.35346												$ 15,507.46835								$ 14,840.9637								$ 14,617.12336							$ 16,948.8962				$ 23,304.44495				$ 17,841.01944				$ 21,852.85329				$ 26,736.81263				$ 30,307.17464
C000224749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)
Accumulated Value								100,000												124,126.5668									150,491.205								144,243.2904								142,196.2188				165,068.8182				227,133.2394				173,883.4035				213,146.64				260,973.3848		296,333.6064
C000224756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM International Opportunities Fund (Institutional Shares/JOPSX)
Accumulated Value						$ 100,000											$ 112,896.8052											$ 114,886.5984								$ 116,515.26								$ 117,234.4152				$ 135,271.2714				$ 111,077.4432				$ 148,085.14				$ 185,548.2314				$ 212,426.3185
C000224759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM International Select Fund (Institutional Shares/JOHIX)
Accumulated Value								100,000										114,698.868											126,993.0816								138,700.3618								134,114.3524				165,366.3781				192,220.7868				120,574.8772				147,598.316				177,267.7794		201,133.337
C000224761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JOHCM International Select Fund (Investor Shares/JOHAX)
Accumulated Value								10,000										$ 11,436.96024											12,631.85544								13,764.592								13,270.85326				16,325.8406				18,928.96252				11,843.2854				14,463.59715				17,338.22792		19,619.6301
C000231392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																TSW Emerging Markets Fund (Institutional Shares/TSWMX)
Accumulated Value				$ 100,000								$ 72,500												$ 89,635.014									$ 104,853.1419							$ 126,285.2624
C000231395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																TSW High Yield Bond Fund (Institutional Shares/TSWHX)
Accumulated Value					$ 100,000										$ 87,248.3456												$ 96,833.425								$ 110,291.5768								$ 117,417.0629
C000231400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																TSW Large Cap Value Fund (Institutional Shares/TSWEX)
Accumulated Value								100,000												114,929.911									127,898.74								146,941.8675								148,368.948				146,542.3024				197,689.0549				190,849.9283				214,280.7546				257,107.3806		293,401.086
C000244332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Trillium ESG Global Equity Fund (Institutional Shares/PORIX)
Accumulated Value								100,000					$ 107,192												$ 126,526									$ 142,457								$ 155,002					$ 163,274				$ 239,234				$ 196,882				$ 229,747				$ 256,666		268,847		293,986
C000244333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Trillium ESG Global Equity Fund (Investor Shares/PORTX)
Accumulated Value								10,000					10,703												12,600									14,148								15,353					16,123				23,562				19,334				22,497				25,073		26,249		28,634
C000244336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)
Accumulated Value								100,000					102,526												122,498									141,040								141,497					131,105				202,206				167,515				189,905				195,871		206,695		215,063
C000249635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)
Accumulated Value		$ 100,000								$ 79,700												$ 88,926								$ 107,889								$ 127,840
C000249640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)
Accumulated Value		100,000								91,618												92,069								105,187								108,885
C000249645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)
Accumulated Value		100,000								93,366												100,362								117,364								127,020
C000249648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)
Accumulated Value		100,000								97,191												109,166								121,487								130,522
C000249651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)
Accumulated Value		100,000								95,300												97,236								133,132								146,088
C000249656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)
Accumulated Value			$ 100,000											$ 84,700												$ 94,101						$ 110,690									$ 133,436
C000249661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Barrow Hanley International Value Fund (Institutional Shares/BNIVX)
Accumulated Value			100,000											87,800												100,726						121,248									141,730
C000249810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																TSW Core Plus Bond Fund (Institutional Shares/TSWFX)
Accumulated Value	$ 100,000								$ 105,187.9928												$ 108,209.8518
MSCI Emerging Markets Index Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Index Net (USD)
Accumulated Value							10,000	100,000			12,865												15,754								15,626								15,311							16,925				20,006				14,381				16,063				20,249				23,756
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI EAFE Index
Accumulated Value			100,000			$ 100,000		100,000						76,767			$ 118,759.7425		$ 106,516.8135							87,822		$ 122,010.2783								$ 120,376.3843								$ 120,971.69				$ 152,098.0824				$ 113,874.2978				$ 143,079.1901				$ 178,513.7856				$ 205,270.2725
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Index
Accumulated Value		100,000	100,000	$ 100,000								$ 74,634.8859		71,398										$ 83,365.6195		79,110							$ 105,085.4881							$ 123,288.1327
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000	100,000			100,000					91,923					85,657.5759							92,251					86,209.5843								96,182.7932								98,956.4654
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000®Index
Accumulated Value		100,000						100,000		88,244										114,931.764		96,613							136,238.2473								160,440.8153								166,654.5046				193,341.11				253,206.5675				209,616.3696				254,041.8889				344,683.5532		405,859.1777
MSCI ACWI Net Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI ACWI Net Total Return Index (USD)
Accumulated Value								100,000					106,321												126,295									139,839								147,872					150,993				210,281				177,162				206,447				246,446		262,745		308,118
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000®Index
Accumulated Value								100,000					110,121												130,504									149,790								163,245					173,904				250,708				215,946				256,875				316,278		335,979		394,470
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index
Accumulated Value							$ 10,000	100,000			$ 12,059.72925												$ 13,855.66883								$ 13,273.10502								$ 12,544.38871							$ 13,408.45918				$ 19,206.34165				$ 14,744.82064				$ 18,145.53054				$ 22,321.6044				$ 24,170.29988
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA U.S. High Yield Constrained Index
Accumulated Value					$ 100,000										$ 86,142.1918												$ 94,998.7439								$ 109,959.9977								$ 117,995.2461
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000® Value Index
Accumulated Value		100,000						100,000		91,631										$ 116,194.9828		91,754							$ 133,766.8707								$ 146,407.8763								$ 152,265.1723				$ 144,614.0851				$ 195,245.318				$ 173,060.4349				$ 198,047.2653				253,028.1012		276,918.6754
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500™ Index
Accumulated Value								$ 100,000					$ 107,387												$ 128,694									$ 149,598								$ 152,242					$ 145,090				$ 228,939				$ 180,868				$ 205,431				$ 226,937		$ 246,790		$ 271,865
MSCI Emerging Markets Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Value Index
Accumulated Value		100,000	100,000											76,024												86,234						111,670									126,523
ICE BofA BB B US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA BB-B US High Yield Index
Accumulated Value		100,000								94,701												99,848								115,591								123,528
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																S&P UBS Leveraged Loan Index
Accumulated Value		$ 100,000								$ 97,147												$ 108,377								$ 118,801								$ 127,219
MSCI EAFE Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI EAFE Value Index
Accumulated Value			$ 100,000											$ 83,913												$ 99,107						$ 127,651									$ 156,410